CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($)	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Net Cash Provided by (Used in) Operating Activities [Abstract]
CASH AND CASH EQUIVALENTS - end of year	$ 15,128,719	$ 10,925,208	$ 57,372,128
Less: cash and cash equivalents, restricted cash of discontinued operations at end of period		4,257,104	21,714,782
Cash and cash equivalents, restricted cash of continuing operations, at end of period	$ 15,128,719	$ 6,668,104	$ 35,657,346